                                                              File Nos. 33-71058
                                                                        811-8116

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 14

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 22

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                            Mary Eldridge, Secretary
                First Allmerica Financial Life Insurance Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)


             It is proposed that this filing will become effective:

            immediately upon filing pursuant to paragraph (b) of Rule 485
       ----
        X   on July 1, 2000 pursuant to paragraph (b) of Rule 485
       ----
            60 days after filing pursuant to paragraph (a)(1) of Rule 485
       ----
            on (date) pursuant to paragraph (a)(1) of Rule 485
       ----
            this post-effective amendment designates a new effective date for
       ---- a previously filed post-effective amendment


                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1999 was filed on or before March 30, 2000.

This Post-Effective Amendment No. 14 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Prospectus and Statement of Additional Information of the Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company dated May 1, 2000 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement including the Prospectus and Statement of Additional Information was previously filed in Registrant's Post-Effective Amendment No. 13 on April 28, 2000, and is incorporated by reference herein.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.          CAPTION IN PROSPECTUS
-----------------          ---------------------
1..........................Cover Page

2..........................Special Terms

3..........................Summary of Fees and Expenses; Summary of Contract Features

4..........................Condensed Financial Information; Performance Information

5..........................Description of the Companies, the Variable Accounts, the Trust, Fidelity VIP and
                           T. Rowe Price

6..........................Charges and Deductions

7..........................Description of the Contract

8..........................Electing the Form of Annuity and the Annuity Date; Description of Variable
                           Annuity Payout Options; Annuity Benefit Payments

9..........................Death Benefit

10.........................Payments; Computation of Values; Distribution

11.........................Surrender; Withdrawals; Charge For Surrender and Withdrawal; Withdrawal
                           Without Surrender Charge; Texas Optional Retirement Program

12.........................Federal Tax Considerations

13.........................Legal Matters

14.........................Statement of Additional Information-Table of Contents

FORM N-4 ITEM NO.          CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------          ----------------------------------------------

15.........................Cover Page

16.........................Table of Contents

17.........................General Information and History

18 ........................Services

19.........................Underwriters

20.........................Underwriters

21 ........................Performance Information

FORM N-4 ITEM NO.          CAPTION IN STATEMENT OF ADDITIONAL INFORMATION (CONT'D)
----------------           -------------------------------------------------------
22 ........................Annuity Benefit Payments

23.........................Financial Statements

                        ALLMERICA SELECT SEPARATE ACCOUNT
                      (ALLMERICA SELECT RESOURCE I AND II)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 2000

                                       ***

Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), First Allmerica Financial Life Insurance Company ("First Allmerica"), and several other applicants filed an application on January 31, 2000, and an amended and restated application on May 3, 2000, with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of the Select Investment Grade Income Fund of Allmerica Investment Trust ("AIT") for shares of the Select Income Fund of AIT, which shares are currently held by sub-accounts of the Allmerica Select Separate Accounts. The SEC issued an Order Granting Exemptions approving the substitution on May 31, 2000. As a result of the SEC Order, effective July 1, 2000, shares of the Select Investment Grade Income Fund will be available as an investment option and shares of the Select Income Fund will no longer be offered under the Contract.

The investment adviser of the Select Investment Grade Income Fund is Allmerica Asset Management, Inc.

The investment objective of the Select Investment Grade Income Fund is to seek as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.

The following expense information on the Select Investment Grade Income Fund is added to the Annual Underlying Fund Expenses table in the SUMMARY OF FEES AND EXPENSES section:


                                                      MANAGEMENT FEE    OTHER EXPENSES         TOTAL FUND
                                                        (AFTER ANY        (AFTER ANY       EXPENSES (AFTER ANY
UNDERLYING FUND                                     VOLUNTARY WAIVERS)  REIMBURSEMENTS)   WAIVERS/REIMBURSEMENTS)
----------------                                    ------------------  ----------------  ------------------------
Select Investment Grade Income Fund                       0.43%              0.07%              0.50%(1)


The first paragraph of Footnote 1 in the SUMMARY OF FEES AND EXPENSES section is replaced with the following:

(1)Until further notice, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Growth Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Investment Grade Income Fund and 0.60% for Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.

The following cumulative expense information is added to Expense Examples
(1)(a), (1)(b), (2)(a) and (2)(b):

(1)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Rider:**


WITH SURRENDER CHARGE                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
---------------------                       ------         -------         -------        --------
Select Investment Grade Income Fund...        $80           $110             $135           $226


(1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:


WITH SURRENDER CHARGE                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
---------------------                       ------         -------         -------        --------
Select Investment Grade Income Fund...        $82           $117             $147           $252


(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**


WITHOUT SURRENDER CHARGE                    1 YEAR         3 YEARS         5 YEARS        10 YEARS
------------------------                    ------         -------         -------        --------
Select Investment Grade Income Fund...       $20            $61             $105            $226


(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:


WITHOUT SURRENDER CHARGE                    1 YEAR         3 YEARS         5 YEARS        10 YEARS
------------------------                    ------         -------         -------        --------
Select Investment Grade Income Fund...        $22            $69             $117           $252


Under D. Transfer Privilege-Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing Options in the DESCRIPTION OF THE CONTRACT section, the first sentence now reads as follows:

"The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Money Market Fund or the Sub-Account investing in the Select Investment Grade Income Fund (the "source accounts") to one or more of the Sub-Accounts."

The following information is added to the expense examples in APPENDIX F - DIFFERENCES UNDER THE ALLMERICA SELECT RESOURCE I CONTRACT:

1(a) WITH SURRENDER CHARGE                   1 YEAR        3 YEARS         5 YEARS        10 YEARS
--------------------------                   ------        -------         -------        --------
Select Investment Grade Income Fund...        $78           $106             $132           $229


1(b)  WITH  SURRENDER   CHARGE  AND  WITH
ELECTION OF A MINIMUM  GUARANTEED ANNUITY
PAYOUT RIDER(1) WITH A TEN-YEAR  WAITING
PERIOD                                      1 YEAR         3 YEARS         5 YEARS        10 YEARS
------                                      ------         -------         -------        --------
Select Investment Grade Income Fund...        $81           $114             $145           $254


2(a) WITHOUT SURRENDER CHARGE               1 YEAR         3 YEARS         5 YEARS        10 YEARS
-----------------------------               ------         -------         -------        --------
Select Investment Grade Income Fund...        $20            $62             $106           $229



2(b)  WITHOUT  SURRENDER  CHARGE AND
WITH ELECTION OF A MINIMUM  GUARANTEED
ANNUITY PAYOUT RIDER(1) WITH A TEN-YEAR
WAITING PERIOD                                      1 YEAR         3 YEARS         5 YEARS        10 YEARS
--------------                                      ------         -------         -------        --------
Select Investment Grade Income Fund...               $22            $69             $118           $254


                                                   ***

Supplement Dated July 1, 2000

                        ALLMERICA SELECT SEPARATE ACCOUNT
                      (ALLMERICA SELECT RESOURCE I AND II)
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2000

                                       ***

Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), First Allmerica Financial Life Insurance Company ("First Allmerica"), and several other applicants filed an application on January 31, 2000, and an amended and restated application on May 3, 2000, with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of the Select Investment Grade Income Fund of Allmerica Investment Trust for shares of the Select Income Fund of AIT, which shares are currently held by sub-accounts of the Allmerica Select Separate Accounts. The SEC issued an Order Granting Exemptions approving the substitution on May 31, 2000. As a result of the SEC Order, effective July 1, 2000, shares of the Select Investment Grade Income Fund will be available as an investment option and shares of the Select Income Fund will no longer be offered under the Contract.


                                       ***


Supplement Dated July 1, 2000

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

   (a)  FINANCIAL STATEMENTS

        Financial Statements Included in Part A
        None

        Financial Statements Included in Part B
        Financial Statements for First Allmerica Financial Life Insurance Company and
        Financial Statements for Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company were previously filed on April 28, 2000 in Post-Effective Amendment No. 13, and are incorporated by reference herein.

        Financial Statements Included in Part C
        None

   (b)  EXHIBITS

   EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated August 20, 1991 was previously filed on April 24, 1998 in Post-Effective Amendment No. 11 (File
               Nos. 33-71058/811-8116), and is incorporated by reference herein.

   EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

   EXHIBIT 3   (a) Underwriting and Administrative Services Agreement was
                   previously filed on April 24, 1998 in Post-Effective Amendment No. 11 (File Nos. 33-71058/811-8116), and is
                   incorporated by reference herein.

               (b) Sales Agreements (Select) with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 11 (File Nos. 33-71058/811-8116), and are incorporated by reference herein.

               (c) General Agent's Agreement was previously filed on April 24,
                   1998 in Post-Effective Amendment No. 11 (File
                   Nos. 33-71058/811-8116), and is incorporated by reference herein.

               (d) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 11 (File
                   Nos. 33-71058/811-8116), and is incorporated by reference herein.

               (e) Registered Representative's Agreement was previously filed on
                   April 24, 1998 in Post-Effective Amendment No. 11 (File
                   Nos. 33-71058/811-8116), and is incorporated by reference herein.

   EXHIBIT 4 Specimen Generic Policy Form A3020-94 GRC was previously filed on April 24, 1998 in Post-Effective Amendment No. 11 (File
               Nos. 33-71058/811-8116), and is incorporated by reference herein. Specimen Policy Form B was previously filed on May 7, 1996 in Post-Effective Amendment No. 5 (File Nos. 33-71058/811-8116), and is incorporated by reference herein.

   EXHIBIT 5   Specimen Generic Application Form was previously filed on
               April 24, 1998 in Post-Effective Amendment No. 11 (File
               Nos. 33-71058/811-8116), and is incorporated by reference herein. Specimen Application Form B was previously filed on May 7, 1996 in Post-Effective Amendment No. 5 (File Nos. 33-71058/811-8116), and is incorporated by reference herein.

   EXHIBIT 6   Articles of Incorporation were previously filed on April 30,
               1996 in Post-Effective Amendment No. 4 (File
               Nos. 33-71058/811-8116), which was effective on October 16, 1995, and are incorporated by reference herein. Revised Bylaws were previously filed on April 30, 1996 in Post-Effective Amendment No. 4 (File Nos. 33-71058/811-8116), and are incorporated by reference herein.

   EXHIBIT 7   Not Applicable.

   EXHIBIT 8   (a) Fidelity Service Agreement was previously filed on April 30,
                   1996 in Post-Effective Amendment No. 4 (File
                   Nos. 33-71058/811-8116), and is incorporated by reference herein.

               (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 7 (File Nos. 33-71058/811-8116), and is incorporated by reference herein.

               (c) Fidelity Service Contract, effective as of January 1, 1997.
                   was previously filed on April 30, 1997 in Post-Effective Amendment No. 7 (File Nos. 33-71058/811-8116), and is incorporated by reference herein.

               (d) T. Rowe Price Service Agreement was previously filed on April
                   24, 1998 in Post-Effective Amendment No. 11 (File Nos. 33-71058/811-8116), and is incorporated by reference herein.

               (e) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 11 (File Nos. 33-71058/811-8116), and are incorporated by reference herein.

               (f) Directors' Power of Attorney is filed herewith.

   EXHIBIT 9   (a) Opinion of Counsel is filed herewith.

   EXHIBIT 10  Consent of Independent Accountants is filed herewith.

   EXHIBIT 11  None.

   EXHIBIT 12  None.

   EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on April 28, 2000 in Post-Effective Amendment No. 13 of Registration Statement No.33-71058/811-8116, and is incorporated by reference herein.

   EXHIBIT 14  Not Applicable.

   EXHIBIT 15  (a) Participation Agreement between the Company and Allmerica
                   Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 11 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein.

               (b) Amendment dated March 29, 2000 and Amendment dated
                   November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 11 of Registration Statement No. 33-71052/811-8114, and are incorporated by reference herein. Participation Agreement between the Company and Fidelity VIP, as amended, was previously filed on April 24, 1998 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71058/811-8116, and is incorporated by reference herein.

               (c) Participation Agreement between the Company and T. Rowe Price
                   International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 11 (File
                   Nos. 33-71058/811-8116), and is incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

  The principal business address of all the following Directors and Officers is:
  440 Lincoln Street
  Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY                       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------                       ----------------------------------------------
Bruce C. Anderson                        Director (since 1996), Vice President (since 1984) and Assistant
  Director and Vice President            Secretary (since 1992) of First Allmerica

Warren E. Barnes                         Vice President (since 1996) and Corporate Controller (since 1998) of
  Vice President and                     First Allmerica
  Corporate Controller

Mark R. Colborn                          Director (since 2000) and Vice President (since 1992) of First
  Director and Vice President            Allmerica

Mary Eldridge                            Secretary (since 1999) of Allmerica Financial; Secretary (since 1999)
  Secretary                              of Allmerica Investments, Inc.; and Secretary (since 1999) of
                                         Allmerica Financial Investment Management Services, Inc.

J. Kendall Huber                         Director, Vice President and General Counsel of First Allmerica (since
  Director, Vice President and           2000); Vice President (1999) of Promos Hotel Corporation; Vice
  General Counsel                        President & Deputy General Counsel (1998-1999) of Legg Mason, Inc.;
                                         Vice President and Deputy General Counsel (1995-1998) of USF&G
                                         Corporation

John P. Kavanaugh                        Director and Chief Investment Officer (since 1996) and Vice President
  Director, Vice President and           (since 1991) of First Allmerica; Vice President (since 1998) of
  Chief Investment Officer               Allmerica Financial Investment Management Services, Inc.; and
                                         President (since 1995) and Director (since 1996) of Allmerica Asset
                                         Management, Inc.

J. Barry May                             Director (since 1996) of First Allmerica; Director and President
 Director                                (since 1996) of The Hanover Insurance Company; and Vice President
                                         (1993 to 1996) of The Hanover Insurance Company

James R. McAuliffe                       Director (since 1996) of First Allmerica; Director (since 1992),
  Director                               President (since 1994) and Chief Executive Officer (since 1996) of
                                         Citizens Insurance Company of America

Mark C. McGivney                         Vice President (since 1997) and Treasurer (since 2000) of First
  Vice President and Treasurer           Allmerica; Associate, Investment Banking (1996 -1997) of


                                         Merrill Lynch & Co.; Associate, Investment Banking (1995) of Salomon
                                         Brothers, Inc.; Treasurer (since 2000) of Allmerica Investments, Inc.,
                                         Allmerica Asset Management, Inc. and Allmerica Financial Investment
                                         Management Services, Inc.

John F. O'Brien                          Director, President and Chief Executive Officer (since 1989) of First
  Director, President and Chief          Allmerica
  Executive Officer

Edward J. Parry, III                     Director and Chief Financial Officer (since 1996), Vice President
  Director, Vice President,              (since 1993), and Treasurer (1993 - 2000) of First Allmerica
  Chief Financial Officer

Richard M. Reilly                        Director (since 1996) and Vice President (since 1990) of First
  Director and Vice President            Allmerica; President (since 1995) of Allmerica Financial Life
                                         Insurance and Annuity Company; Director (since 1990) of Allmerica
                                         Investments, Inc.; and Director and President (since 1998) of
                                         Allmerica Financial Investment Management Services, Inc.

Robert P. Restrepo, Jr.                  Director and Vice President (since 1998) of First Allmerica; Director
  Director and Vice President            (since 1998) of The Hanover Insurance Company; Chief Executive Officer
                                         (1996 to 1998) of Travelers Property & Casualty; Senior Vice President
                                         (1993 to 1996) of Aetna Life & Casualty Company

Eric A. Simonsen                         Director (since 1996) and Vice President (since 1990) of First
Director and Vice President              Allmerica; Director (since 1991) of Allmerica Investments, Inc.; and
                                         Director (since 1991) of Allmerica Financial Investment Management
                                         Services, Inc.

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         NAME                                       ADDRESS                            TYPE OF BUSINESS
         ----                                       -------                            ----------------
AAM Equity Fund                                440 Lincoln Street              Massachusetts Grantor Trust
                                               Worcester MA 01653

AAM Growth &  Income Fund, L.P                 440 Lincoln Street              Limited Partnership
                                               Worcester MA 01653

Advantage Insurance Network Inc.               440 Lincoln Street              Insurance Agency
                                               Worcester MA 01653

AFC Capital Trust I                            440 Lincoln Street              Statutory Business Trust
                                               Worcester MA 01653

Allmerica Asset Management Limited             440 Lincoln Street              Investment advisory services
                                               Worcester MA 01653

Allmerica Asset Management, Inc.               440 Lincoln Street              Investment advisory services
                                               Worcester MA 01653

Allmerica Benefits, Inc.                       440 Lincoln Street              Non-insurance medical services
                                               Worcester MA 01653

Allmerica Equity Index Pool                    440 Lincoln Street              Massachusetts Grantor Trust
                                               Worcester MA 01653

Allmerica Financial Alliance Insurance         100 North Parkway               Multi-line property and casualty
Company                                        Worcester MA 01605              insurance


Allmerica Financial Benefit Insurance          100 North Parkway               Multi-line property and casualty
Company                                        Worcester MA 01605              insurance

Allmerica Financial Corporation                440 Lincoln Street              Holding Company
                                               Worcester MA 01653

Allmerica Financial Insurance                  440 Lincoln Street              Insurance Broker
Brokers, Inc.                                  Worcester MA 01653

Allmerica Financial Life Insurance             440 Lincoln Street              Life insurance, accident and health
and Annuity Company (formerly known            Worcester MA 01653              insurance, annuities, variable
as SMA Life Assurance Company                                                  annuities and variable life insurance

Allmerica Financial Services Insurance         440 Lincoln Street              Insurance Agency
Agency, Inc.                                   Worcester MA 01653

Allmerica Funding Corp.                        440 Lincoln Street              Special purpose funding vehicle for
                                               Worcester MA 01653              commercial paper

Allmerica, Inc.                                440 Lincoln Street              Common employer for Allmerica
                                               Worcester MA 01653              Financial Corporation entities

Allmerica Financial Investment                 440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly            Worcester MA 01653
known as Allmerica Institutional Services,
Inc. and 440 Financial Group of
Worcester, Inc.)




Allmerica Investment Management                440 Lincoln Street              Investment advisory services
Company, Inc.                                  Worcester MA 01653


Allmerica Investments, Inc.                    440 Lincoln Street              Securities, retail broker-dealer
                                               Worcester MA 01653

Allmerica Investments Insurance Agency         200 Southbridge Parkway         Insurance Agency
Inc. of Alabama                                Suite 400
                                               Birmingham, AL 35209

Allmerica Investments Insurance Agency         14211 Commerce Way              Insurance Agency
of Florida, Inc.                               Miami Lakes, FL 33016

Allmerica Investment Insurance Agency          1455 Lincoln Parkway            Insurance Agency
Inc. of Georgia                                Suite 300
                                               Atlanta, GA 30346

Allmerica Investment Insurance Agency          Barkley Bldg-Suite 105          Insurance Agency
Inc. of Kentucky                               12700 Shelbyville Road
                                               Louisiana, KY 40423

Allmerica Investments Insurance Agency         631 Lakeland East Drive         Insurance Agency
Inc. of Mississippi                            Flowood, MS 39208

Allmerica Investment Trust                     440 Lincoln Street              Investment Company
                                               Worcester MA 01653

Allmerica Plus Insurance                       440 Lincoln Street              Insurance Agency
Agency, Inc.                                   Worcester MA 01653

Allmerica Property & Casualty                  440 Lincoln Street              Holding Company
Companies, Inc.                                Worcester MA 01653

Allmerica Securities Trust                     440 Lincoln Street              Investment Company
                                               Worcester MA 01653

Allmerica Services Corporation                 440 Lincoln Street              Internal administrative services
                                               Worcester MA 01653              provider to Allmerica Financial
                                                                               Corporation entities

Allmerica Trust Company, N.A.                  440 Lincoln Street              Limited purpose national trust
                                               Worcester MA 01653              company



AMGRO, Inc.                                    100 North Parkway               Premium financing
                                               Worcester MA 01605

Citizens Corporation                           440 Lincoln Street              Holding Company
                                               Worcester MA 01653

Citizens Insurance Company of America          645 West Grand River            Multi-line property and casualty
                                               Howell MI 48843                 insurance

Citizens Insurance Company of Illinois         333 Pierce Road                 Multi-line property and casualty
                                               Itasca IL 60143                 insurance

Citizens Insurance Company of the              3950 Priority Way               Multi-line property and casualty
Midwest                                        South Drive, Suite 200          insurance
                                               Indianapolis IN 46280

Citizens Insurance Company of Ohio             8101 N. High Street             Multi-line property and casualty
                                               P.O. Box 342250                 insurance
                                               Columbus OH 43234

Citizens Management, Inc.                      645 West Grand River            Services management company
                                               Howell MI 48843

Financial Profiles                             5421 Avenida Encinas            Computer software company
                                               Carlsbad, CA 92008

First Allmerica Financial Life Insurance       440 Lincoln Street              Life, pension, annuity, accident
Company (formerly State Mutual Life            Worcester MA 01653              and health insurance company
Assurance Company of America)

First Sterling Limited                         440 Lincoln Street              Holding Company
                                               Worcester MA 01653

First Sterling Reinsurance Company             440 Lincoln Street              Reinsurance Company
Limited                                        Worcester MA 01653

Greendale Special Placements Fund              440 Lincoln Street              Massachusetts Grantor Trust
                                               Worcester MA 01653

The Hanover American Insurance                 100 North Parkway               Multi-line property and casualty
Company                                        Worcester MA 01605              insurance

The Hanover Insurance Company                  100 North Parkway               Multi-line property and casualty
                                               Worcester MA 01605              insurance



Hanover Texas Insurance Management             801 East Campbell Road          Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                  Richardson TX 75081             Insurance Company

Hanover Lloyd's Insurance Company              Hanover Lloyd's Insurance       Multi-line property and casualty
                                               Company                         insurance

Lloyds Credit Corporation                      440 Lincoln Street              Premium financing service
                                               Worcester MA 01653              franchises

Massachusetts Bay Insurance Company            100 North Parkway               Multi-line property and casualty
                                               Worcester MA 01605              insurance

Sterling Risk Management Services, Inc.        440 Lincoln Street              Risk management services
                                               Worcester MA 01653


ITEM 27. NUMBER OF CONTRACT OWNERS

   As of May 31, 2000, there were 1,250 Contact holders of qualified Contracts and 1,971 Contract holders of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

   To the fullest extent permissible under Massachusetts General Laws, no director shall be personally liable to the Company or any policyholder for monetary damages for any breach of fiduciary duty as a director, notwithstanding any provision of law to the contrary; provided, however, that this provision shall not eliminate or limit the liability of a director:

   1. for any breach of the director's duty of loyalty to the Company or its policyholders;
   2. for acts or omissions not in good faith, or which involve intentional misconduct or a knowing violation of law;
   3. for liability, if any, imposed on directors of mutual insurance companies pursuant to M.G.L.A. c.156B Section 61 or M.G.L.A. c.156B Section 62;
   4. for any transactions from which the director derived an improper personal benefit.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

  - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account,

       Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

  - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

  -    Allmerica Investment Trust

  (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
       440 Lincoln Street
       Worcester, Massachusetts 01653

          NAME                                                POSITION OR OFFICE WITH UNDERWRITER
          ----                                                -----------------------------------
Margaret L. Abbott                                        Vice President

Emil J. Aberizk, Jr                                       Vice President

Edward T. Berger                                          Vice President and Chief Compliance Officer

Michael J. Brodeur                                        Vice President Operations

Mark R. Colborn                                           Vice President

Claudia J. Eckels                                         Vice President

Mary M. Eldridge                                          Secretary/Clerk

Philip L. Heffernan                                       Vice President

J. Kendall Huber                                          Director

Mark C. McGivney                                          Treasurer

William F. Monroe, Jr.                                    President, Director and Chief Executive Officer

David J. Mueller                                          Vice President, Chief Financial Officer, Financial
                                                          Operations Principal and Controller

Stephen Parker                                            Vice President and Director

Richard M. Reilly                                         Director and Chairman of the Board



Eric A. Simonsen                                          Director


   (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

   Each account, book or other document required to be maintained by
   Section 31(a) of 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.


ITEM 31. MANAGEMENT SERVICES

   Effective March 31, 1995, the Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

   (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

   (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

   (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

   (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

   Registrant, a separate account of First Allmerica Financial Life Insurance Company ("First Allmerica"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

   1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

   2. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

   3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

   4. A signed statement acknowledging the participant's understanding of (I) the restrictions on redemption/withdrawal imposed by the Program and by
       Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

   Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service- Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 14th day of June, 2000.

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                              By: /s/Mary Eldridge
                                  ---------------------------------
                                  Mary Eldridge, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                     Title                                                     Date
----------                     -----                                                     ----
/s/ Warren E. Barnes           Vice President and Corporate Controller                   June 14, 2000
----------------------
Warren E. Barnes

Edward J. Parry*               Director, Vice President and Chief Financial Officer
---------------------------

Richard M. Reilly*             Director and Vice President
---------------------------

John F. O'Brien*               Director, President  and Chief Executive Officer
---------------------------

Bruce C. Anderson*             Director and Vice President
---------------------------

Mark R. Colborn*               Director and Vice President
---------------------------

John P. Kavanaugh*             Director, Vice President and Chief Investment Officer
---------------------------

J. Kendall Huber*              Director, Vice President and General Counsel
---------------------------

J. Barry May*                  Director
---------------------------

James R. McAuliffe*            Director
---------------------------

Robert P. Restrepo, Jr.*       Director and Vice President
---------------------------

Eric A. Simonsen*              Director and Vice President
---------------------------

* Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated April 2, 2000 duly executed by such persons.


/s/ Sheila B. St. Hilaire
-------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-71058)

                                  EXHIBIT TABLE

Exhibit 8(f)      Director's Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants